Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	BAIRD FUNDS INC
Entity Central Index Key	dei_EntityCentralIndexKey	0001282693
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2019
Prospectus Date	rr_ProspectusDate	May 01, 2019
Baird MidCap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird MidCap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird MidCap Fund (the “Fund”) is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign mid-capitalization companies, principally common stocks, preferred stocks, securities convertible into common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell Midcap® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, Robert W. Baird & Co. Incorporated (the “Advisor”) emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•	Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•	Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track record can aid top-line prospects.

•	Favorable Industry dynamics.

•
Management strength and integrity is a critical element of a high quality company. Growth, profitability and shareholder returns provide insight into management effectiveness. The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•	Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights to the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Intentionally avoiding short-term trading strategies and rapid shifts in industry positions.

•	Setting sector limits at the greater of 30% of the Fund’s total assets or double the weighting of the Russell Midcap® Growth Index in any one sector, as defined by such index.

•	Typically holding the securities of fewer than 60 companies with exposure to at least 20 industries.

•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

•	Leveraging key tools, such as the Advisor’s proprietary tier-board, which provides a visual representation of portfolio positions and enables discussion on relative weights of underlying positions.

The Advisor may sell a security due to achievement of valuation targets, significant change in the initial investment premise or fundamental deterioration.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Mid-Capitalization Risks
Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one, five and ten years and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3rd quarter 2009	18.55%
Worst quarter:	3rd quarter 2011	-16.61%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.61%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird MidCap Fund | Russell® Mid-Cap Growth Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell MidCap® Growth Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(4.75%)
5 Years	rr_AverageAnnualReturnYear05	7.42%
10 Years	rr_AverageAnnualReturnYear10	15.12%
Since Inception	rr_AverageAnnualReturnSinceInception	6.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Fund | Investor
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMDSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.06%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 108
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	337
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	585
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,294
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	5.62%
10 Years	rr_AverageAnnualReturnYear10	14.25%
Since Inception	rr_AverageAnnualReturnSinceInception	6.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Fund | Institutional
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMDIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.06%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	259
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	450
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,002
Annual Return 2009	rr_AnnualReturn2009	40.90%
Annual Return 2010	rr_AnnualReturn2010	27.09%
Annual Return 2011	rr_AnnualReturn2011	5.19%
Annual Return 2012	rr_AnnualReturn2012	16.49%
Annual Return 2013	rr_AnnualReturn2013	32.90%
Annual Return 2014	rr_AnnualReturn2014	4.85%
Annual Return 2015	rr_AnnualReturn2015	(3.59%)
Annual Return 2016	rr_AnnualReturn2016	5.40%
Annual Return 2017	rr_AnnualReturn2017	26.88%
Annual Return 2018	rr_AnnualReturn2018	(1.61%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(1.61%)
5 Years	rr_AverageAnnualReturnYear05	5.87%
10 Years	rr_AverageAnnualReturnYear10	14.52%
Since Inception	rr_AverageAnnualReturnSinceInception	6.83%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 29, 2000
Baird MidCap Fund | Institutional | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	5.29%
10 Years	rr_AverageAnnualReturnYear10	14.01%
Since Inception	rr_AverageAnnualReturnSinceInception	6.20%
Baird MidCap Fund | Institutional | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	4.57%
10 Years	rr_AverageAnnualReturnYear10	12.26%
Since Inception	rr_AverageAnnualReturnSinceInception	5.62%
Baird Small/Mid Cap Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Small/Mid Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Small/Mid Cap Growth Fund (the “Fund”) is to provide long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period from the Fund's inception at the close of business on October 31, 2018 to December 31, 2018, the Fund's portfolio turnover rate was 9% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	9.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year and include custody, administration, transfer agency and other customary expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the fee waiver/expense reimbursement agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in the equity securities of U.S. and foreign small- and mid-capitalization companies, principally common stocks and American Depositary Receipts (“ADRs”) that are traded on major U.S. exchanges. Although the Fund principally invests in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and ADRs) of foreign companies. The Fund defines small- and mid-capitalization companies as those companies with a market capitalization within the range of companies in the Russell 2500® Growth Index at the time of investment.

When analyzing equity securities to be purchased by the Fund, the Advisor emphasizes a company’s growth prospects. The Fund’s investments are selected using a variety of both quantitative techniques and fundamental research in seeking to maximize the Fund’s expected return while controlling risk.

The Fund seeks a portfolio comprised of companies which reflect “PRIME” growth factors. These factors are analyzed as part of the Advisor’s investment process and are represented in the following ways:

•	Durable Profitability. Companies with attractive margins and favorable margin trends can drive superior earnings growth.

•	Sustainable Revenue Growth. Solid barriers to entry, favorable pricing and demonstrated product/service track records can aid top-line prospects.

•	Favorable Industry dynamics.

•
Management strength and integrity is a critical element of a high quality company. Growth, profitability and shareholder returns provide insight into management effectiveness. The Advisor seeks companies with management that position their company’s balance sheet to be a source of strength.

•	Understanding market Expectations of a company is important in assessing risk/return opportunities.

The Advisor believes an analysis of these PRIME factors yields insights into the competitive strength of a business model.

The Advisor applies the following strategies when purchasing securities for the Fund’s portfolio:

•	Typically holding the securities of fewer than 70 companies with exposure to approximately 20 industries.

•	Seeking securities whose growth prospects, in the Advisor’s opinion, are not reflected in their current stock prices.

•	Limiting the size of any one new position. No security will represent more than 5% of the Fund’s total assets at the time of purchase.

The Advisor may sell a security when the price meets or exceeds the Advisor’s targeted valuation or price range for the security, when a significant change occurs that adversely affects the Advisor’s premise or reasons for investing in the security or when the company experiences a fundamental deterioration in its business, financial condition or results, or growth prospects.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Growth-Style Investing Risks
Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small- and Mid-Capitalization Risks
Small- and mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of small- and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of small- and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, small- and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure. Small- and mid-size companies in which the Fund may invest may be in the early stages of development and may not yet be profitable. These risks may be more pronounced for small-cap companies than for mid-cap companies.

New Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.

Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year. The Fund’s primary benchmark against which it will measure performance is the Russell 2500® Growth Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No historical performance is available for the Fund because it only recently commenced operations. Performance information will be available after the Fund has been operating for a full calendar year.
Baird Small/Mid Cap Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSGSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.13%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	4.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 978
Baird Small/Mid Cap Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSGIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	3.13%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.88%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(3.03%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 904
Baird Small/Mid Cap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird Small/Mid Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird Small/Mid Cap Value Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus as a result of a decrease in the Fund’s management fee from 0.80% to 0.75% of the Fund's average daily net assets, effective December 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in a diversified portfolio of common stocks of companies with small-to-medium market capitalizations. The Advisor defines such companies as those companies with market capitalizations within the range of companies in the Russell 2500® Value Index at the time of investment. Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges. The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts. The Advisor seeks to purchase securities of small-to-medium capitalization companies believed to have favorable valuation characteristics and opportunities for increased growth. The Fund may have significant investments in the financial services sector. The Advisor primarily considers the following factors:

•	Valuation – Low price/earnings, price/book and price/cash flow ratios. These characteristics are evaluated based upon a proprietary analysis of forecasted levels of profitability.

•
Balance Sheet Strength – Above average projected net margins, returns on equity, returns on assets, free cash flow generation, and revenue and earnings growth rates; trends in balance sheet items, including inventories and accounts receivable and payable, are also scrutinized.

•	Product Offering/Market Position – The company offers a valuable product or service and has a good market position within a viable industry.

•	Accounting Policies and Management – The company possesses sound financial and accounting policies and has a high quality management team with a track record of success.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Smaller Market Capitalization Risks
Stocks of companies with small and medium market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small- to mid-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small- to mid-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets. Financial services companies (e.g., banks and insurance companies) are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Real Estate Investment Trusts
The Fund may invest a significant portion of its assets in real estate investment trusts (“REITs”). REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause a decrease in market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. In addition, REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT or by the ability of tenants to pay rent. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation and could possibly fail to qualify for favorable U.S. federal income tax treatment.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past three calendar years and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past three calendar years and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	3rd quarter 2017	7.98%
Worst quarter:	4th quarter 2018	-18.08%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.08%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird Small/Mid Cap Value Fund | Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.36%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.80%
Baird Small/Mid Cap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMVSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.10%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 112
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	530
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	973
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,206
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.25%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Baird Small/Mid Cap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BMVIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.95%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.70%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	843
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,938
Annual Return 2016	rr_AnnualReturn2016	8.91%
Annual Return 2017	rr_AnnualReturn2017	21.48%
Annual Return 2018	rr_AnnualReturn2018	(15.11%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(15.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2015
Baird Small/Mid Cap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.09%
Baird Small/Mid Cap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.72%
Baird SmallCap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Baird SmallCap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Baird SmallCap Value Fund (the “Fund”) is to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36%of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	36.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one-year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks in a diversified portfolio of companies with small market capitalizations. The Advisor defines small-cap companies as those companies with market capitalizations within the range of companies in the Russell 2000® Value Index at the time of investment. Although the Fund invests principally in U.S. companies, the Fund may invest up to 15% of its total assets in equity securities (consisting of common stocks, ordinary shares and American Depositary Receipts (“ADRs”)) of foreign companies that are traded on U.S. exchanges. The Advisor seeks to identify industries and business models that it believes are priced at a discount to their true value because they are currently out of favor with the market or have earnings or profit potential that may be underestimated by Wall Street analysts. The Advisor seeks to purchase small-cap securities believed to have favorable valuation characteristics and opportunities for increased growth. The Fund may have significant investments in the financial services sector.

The Advisor will typically sell a security held by the Fund when the investment thesis changes, the company’s fundamentals deteriorate, the Advisor identifies portfolio structure or risk management needs and/or the security’s valuation relative to its peer group is no longer attractive.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Value-Style Investing Risks
Because the Fund focuses on value-style stocks, its performance may at times be worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Value style investing may go out of favor with investors, negatively impacting the Fund’s growth and performance. Value stocks may also fail to appreciate as much as anticipated, and their intrinsic value may not be recognized by the broader market.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Small Market Capitalization Risks
Stocks of companies with small market capitalizations involve a higher degree of risk than investments in the broad-based equities market. Small-cap stocks are often more volatile and less liquid than investments in larger companies, and are more likely to be adversely affected by poor economic or market conditions. In addition, small-cap companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

Financial Sector Risks
The Fund may invest a relatively large percentage of its assets in the financial sector and, therefore, the Fund’s performance may be adversely affected by volatility in financial and credit markets. Financial services companies are subject to extensive government regulation, interest rate risk, credit losses and price competition, among other factors.

Real Estate Investment Trusts
The Fund may invest a significant portion of its assets in real estate investment trusts (“REITs”). REITs may be affected by changes in underlying real estate values, which may have an exaggerated effect to the extent that REITs in which a Fund invests may concentrate investments in particular geographic regions or property types. Additionally, rising interest rates may cause a decrease in market prices for equity securities issued by REITs. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the Fund’s investments to decline. In addition, REITs may be affected by the ability of borrowers to repay when due the debt extended by the REIT or by the ability of tenants to pay rent. Certain REITs have relatively small market capitalization, which may tend to increase the volatility of the market price of securities issued by such REITs. Furthermore, REITs are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. REITs are also subject to heavy cash flow dependency defaults by borrowers and self-liquidation and could possibly fail to qualify for favorable U.S. federal income tax treatment.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.
Foreign Securities Risks
Securities of foreign issuers and ADRs are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one and five years and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1st quarter 2013	12.84%
Worst quarter:	4th quarter 2018	-18.70%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.70%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

Baird SmallCap Value Fund | Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(12.86%)
5 Years	rr_AverageAnnualReturnYear05	3.61%
Since Inception	rr_AverageAnnualReturnSinceInception	8.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSVSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.63%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	472
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,897
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.71%)
5 Years	rr_AverageAnnualReturnYear05	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	6.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	BSVIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.53%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.38%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	395
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	714
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,620
Annual Return 2013	rr_AnnualReturn2013	39.85%
Annual Return 2014	rr_AnnualReturn2014	0.42%
Annual Return 2015	rr_AnnualReturn2015	(5.11%)
Annual Return 2016	rr_AnnualReturn2016	15.11%
Annual Return 2017	rr_AnnualReturn2017	18.05%
Annual Return 2018	rr_AnnualReturn2018	(16.45%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.45%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	6.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2012
Baird SmallCap Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(17.31%)
5 Years	rr_AverageAnnualReturnYear05	1.06%
Since Inception	rr_AverageAnnualReturnSinceInception	6.43%
Baird SmallCap Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.14%)
5 Years	rr_AverageAnnualReturnYear05	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%
Chautauqua International Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Chautauqua International Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chautauqua International Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42%of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus as a result of a decrease in the Fund’s management fee from 0.80% to 0.75% of the Fund's average daily net assets, effective December 1, 2018.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 65% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three countries in addition to the United States. The Fund invests primarily in developed markets but may invest in emerging and less developed markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and sustainable competitive advantages. The Fund will normally hold a limited number (generally 25 to 35) of companies. While the Fund may invest in U.S. companies as a principal investment strategy, the Fund may invest up to 100% of its assets in non-U.S. companies and may at times have little or no investment in U.S. companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs. For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region.

The Advisor will typically sell or reduce a position to mitigate specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high with limited justification for significant increases, or when operational performance does not meet expectations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. International markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Growth‑Style Investing Risks
Because the Fund focuses on growth‑style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price‑to‑earnings ratios, which may be more volatile than stocks with lower price‑to‑earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of assets in a small number of issuers, which may result in increased volatility.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium and Large Capitalization Risks
Stocks of companies with certain market capitalization may perform differently from the equities markets generally. The Fund’s investments will focus on companies with medium and large market capitalizations. At times, mid-cap and large‑cap stocks may underperform as compared to small‑cap stocks, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, mid-cap stocks may perform differently from large-cap stocks, as mid-cap stocks may be less liquid and more volatile than large-cap stocks.

Foreign Securities Risks
Securities of foreign issuers and American Depositary Receipts (“ADRs”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought or sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past two calendar years and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past two calendar years and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-442-2473
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bairdfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1st quarter 2017	10.76%
Worst quarter:	4th quarter 2018	-16.88%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.88%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Chautauqua International Growth Fund | MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(14.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.41%
Chautauqua International Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCWSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.27%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	676
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,515
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(17.21%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Chautauqua International Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCWIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.27%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.02%	[3]
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	303
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	542
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,228
Annual Return 2017	rr_AnnualReturn2017	36.11%
Annual Return 2018	rr_AnnualReturn2018	(16.94%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(16.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Chautauqua International Growth Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(17.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Chautauqua International Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(9.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.12%
Chautauqua Global Growth Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Chautauqua Global Growth Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Chautauqua Global Growth Fund (the “Fund”) is to provide long‑term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	38.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Please note that the one‑year numbers below are based on the Fund’s net expenses resulting from the expense reimbursement agreement described above.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in equity securities of both U.S. and non‑U.S. companies with medium to large market capitalizations (i.e., those with market capitalizations in excess of U.S. $5 billion at the time of purchase). Equity securities in which the Fund may invest include common stocks, preferred stocks, depositary shares and receipts, rights, warrants and exchange-traded funds (“ETFs”). Under normal market conditions, the Fund will invest at least 40% of its total assets at the time of purchase in non‑U.S. companies. The Fund will normally be diversified among at least three different countries, including the United States. The Fund invests primarily in developed markets but may invest in emerging and less developed markets. In evaluating potential investments, the Advisor considers companies with growth characteristics that the Advisor believes are likely to benefit from current macro‑economic and global trends and to possess sustainable competitive advantages. The Fund will normally hold a limited number (generally 35 to 45) of companies.

In determining whether a company is a U.S. or non-U.S. company, the Advisor considers a number of factors, including the company’s jurisdiction of incorporation or organization, the location of the company’s corporate or operational headquarters or principal place of business, the location of the principal trading market for the company’s common stock, the location(s) of a majority of the company’s assets or production of its goods and services, and the locations of the primary sources of the company’s revenues or profits.

The Fund may invest in ETFs. For example, the Fund may invest cash temporarily in ETFs until individual securities are identified for purchase or until the Fund is able to purchase securities in a particular country or region. The Advisor will typically sell or reduce a position to mitigate specific risk, to take advantage of better opportunities, to avoid country risks, when the Advisor believes that valuations are high with limited justification for significant increases, or when operational performance does not meet expectations.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Please be aware that you may lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

Stock Market Risks
Stock prices vary and may fall, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock market. The U.S. and international markets have experienced extreme price volatility, reduced liquidity and valuation difficulties in recent years. Continuing market problems may have adverse effects on the Fund.

Growth‑Style Investing Risks
Because the Fund focuses on growth‑style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price‑to‑earnings ratios, which may be more volatile than stocks with lower price‑to‑earnings ratios.

Limited Holdings Risks
Although it is diversified, the Fund may invest a relatively high percentage of assets in a small number of issuers, which may result in increased volatility.

Management Risks
The Advisor’s judgments about the attractiveness, value and potential appreciation of particular companies’ stocks may prove to be incorrect. Such errors could result in a negative return and a loss to you.

Equity Securities Risks
Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This change may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.

Common Stock Risks
Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Currency Risks
The value of foreign investments held by the Fund may be significantly affected by changes in foreign currency exchange rates. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. The foreign currency exchange market can be highly volatile for a variety of reasons. For example, currency conversion expenses, restrictions, exchange control regulation, devaluation and political developments may have a significant impact on the value of any investments denominated in that currency.

Medium to Large Capitalization Risks
Stocks of companies with certain market capitalization may perform differently from the equities markets generally. The Fund’s investments will focus on companies with medium to large market capitalizations. At times, mid-cap and large‑cap stocks may underperform as compared to small‑cap stocks, and vice versa. Larger, more established companies may be unable to respond to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Moreover, mid-cap stocks may perform differently from large-cap stocks, as mid-cap stocks may be less liquid and more volatile than large-cap stocks.

Foreign Securities Risks
Securities of foreign issuers and American Depositary Receipts (“ADRs”) are subject to certain inherent risks, such as political or economic instability of the country of issue and government policies, tax rates, prevailing interest rates and credit conditions that may differ from those affecting domestic corporations. Securities of foreign issuers and ADRs may also be subject to currency fluctuations and controls and greater fluctuation in price than the securities of domestic corporations. Foreign companies generally are not subject to uniform auditing and financial reporting standards comparable to those applicable to domestic companies.

In June 2016, the United Kingdom (UK) voted to leave the European Union (EU) following a referendum referred to as “Brexit.” There is significant market uncertainty regarding Brexit’s ramifications, and the range of possible political, regulatory, economic, and market outcomes are difficult to predict. Other geopolitical events may also cause market disruptions. It is possible that geopolitical events could have an adverse effect on the value of the Fund’s investments.

Emerging Market Risks
Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization, and regulatory oversight can be less than in more developed markets. Emerging market economies can be subject to greater social, economic, regulatory, and political uncertainties. All of these factors can make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Region, Country, Sector Risks
The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund’s overall portfolio.

ETF Risks
You will indirectly bear fees and expenses charged by the ETFs in which the Fund invests, in addition to the Fund’s direct fees and expenses. Accordingly, your cost of investing in the Fund will generally be higher than the cost of investing directly in the ETF. The market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track.

Valuation Risks
The prices provided by the Fund’s pricing services or independent dealers or the fair value determinations made by the valuation committee of the Advisor may be different from the prices used by other mutual funds or from the prices at which securities are actually bought or sold. The prices of certain securities provided by pricing services may be subject to frequent and significant change, and will vary depending on the information that is available.

Small Fund Risk
There can be no assurance that the Fund will grow to or maintain an economically viable size.
Recent Market Events
U.S. and international markets have experienced significant periods of volatility in recent years due to a number of economic, political and global macro factors including inflation and wage growth concerns in the U.S. and overseas, uncertainties regarding whether the Federal Reserve will raise or lower the Federal Funds rate, the effect of U.S. tax reform, trade tensions and the threat of tariffs imposed by the U.S. and other countries. These developments could result in further market volatility and negatively affect financial asset prices and the liquidity of certain securities. As a result, the risk environment remains elevated. The Advisor will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that it will be successful in doing so.

Risk Lose Money [Text]	rr_RiskLoseMoney	Please be aware that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information provides some indication of the risks of investing in the Fund by showing the Fund’s performance for the past two calendar years and by showing how the Fund’s average annual returns for one year and since inception compare with those of a broad measure of market performance. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.bairdfunds.com or by calling the Fund toll-free at 1-866-442-2473.

Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Return for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter:	1st quarter 2017	10.90%
Worst quarter:	4th quarter 2018	-18.81%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.81%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2018
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After‑tax returns are shown only for Institutional Class shares, and the after‑tax returns for Investor Class shares will vary. After‑tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after‑tax returns depend on your tax situation and may differ from those shown. After‑tax returns are not relevant if you hold your shares through a tax‑deferred account, such as a 401(k) plan or an individual retirement account.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares and provides an assumed tax benefit that increases the after‑tax return.

Chautauqua Global Growth Fund | MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.66%
Chautauqua Global Growth Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCGSX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	438
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	793
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,793
Label	rr_AverageAnnualReturnLabel	Investor Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.86%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Chautauqua Global Growth Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CCGIX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.54%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.29%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[5]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 82
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	361
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	661
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,513
Annual Return 2017	rr_AnnualReturn2017	37.75%
Annual Return 2018	rr_AnnualReturn2018	(14.70%)
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(14.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	6.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 15, 2016
Chautauqua Global Growth Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(15.04%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.86%
Chautauqua Global Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(8.54%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.86%

[1]	“Other Expenses” are based on amounts estimated to be incurred by the Fund in the current fiscal year and include custody, administration, transfer agency and other customary expenses.
[2]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.10% of average daily net assets for the Investor Class shares and 0.85% of average daily net assets for the Institutional Class shares. This obligation includes interest expense and fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent such expenses exceed 0.0049% of the Fund's net assets) and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred, provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2020and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.
[3]	Please note that the Total Annual Fund Operating Expenses in the table above do not correlate to the Ratio of Expenses to Average Net Assets (before waivers) found within the “Financial Highlights” section of this prospectus as a result of a decrease in the Fund’s management fee from 0.80% to 0.75% of the Fund's average daily net assets, effective December 1, 2018.
[4]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares, effective December 1, 2018. Prior to December 1, 2018, total annual fund operating expenses after fee waiver/expense reimbursement were limited to 1.20% and 0.95% of the average daily net assets attributable to the Investor Class and Institutional Class, respectively. The Advisor's expense reimbursement agreement includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent such expenses exceed 0.0049% of the Fund's net assets) and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement; or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2020 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.
[5]	Robert W. Baird & Co. Incorporated (the “Advisor”) has contractually agreed to waive management fees and/or reimburse other expenses in order to limit the Fund’s total annual fund operating expenses to 1.05% of average daily net assets for the Investor Class shares and 0.80% of average daily net assets for the Institutional Class shares, effective December 1, 2018. Prior to December 1, 2018, total annual fund operating expenses after fee waiver/expense reimbursement were limited to 1.20% and 0.95% of the average daily net assets attributable to the Investor Class and Institutional Class, respectively. The Advisor's expense reimbursement agreement includes interest expense and the fees and expenses incurred by the Fund in connection with the Fund’s investments in other investment companies (to the extent such expenses exceed 0.0049% of the Fund's net assets) and excludes taxes, brokerage commissions and extraordinary expenses. If such excluded expenses were incurred, Fund expenses would be higher. The Advisor is entitled to recoup the fees waived and/or expenses reimbursed within a three‑year period from the time the expenses were incurred; provided that the aggregate amount actually paid by the Fund toward the operating expenses in any month (taking into account the recoupment) will not cause the Fund to exceed the lesser of: (1) the expense cap in place at the time of the fee waiver and/or expense reimbursement or (2) the expense cap in place at the time of the recoupment. The agreement will continue in effect at least through April 30, 2020 and may only be terminated prior to the end of this term by or with the consent of the Board of Directors.